Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
December 31, 2011	$ 88,946
Additions	0
Payments	0
June 30, 2012	88,946
Deutsche Bank Nederland [Member]
December 31, 2011	29,259
Additions	0
Payments	0
June 30, 2012	29,259
Credit Suisee [Member]
December 31, 2011	36,450
Additions	0
Payments	0
June 30, 2012	36,450
First Business Bank [Member]
December 31, 2011	23,237
Additions	0
Payments	0
June 30, 2012	$ 23,237